SHARE- BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of Restricted Stock Units (RSU)

	2023		2022
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	196,580	2.55	247,775	2.28
Granted	332,600	0.75	25,200	1.26
Vested	(31,528)	2.61	(26,226)	2.41
Forfeited	(12,000)	3.04	(32,751)	1.91

Outstanding on June 30,	485,652	1.3	213,998	2.20

Schedule of compensation cost of equity-based awards
	Six months ended June 30,
	2022	2021
	Unaudited

Research and development, net	$469	$502
Sales and marketing	297	206
General and administrative	453	122

	$1,219	$830

Employees, consultants and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized in financial statements

	Six months ended June 30,
	2023	2022
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$294	$327
Share-based compensation - Attributable to non-controlling interests	925	503

	$1,219	$830

Schedule of number of share options

	2023		2022
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,036,024	4.17	4,233,950	5.54
Granted	471,000	0.71	302,000	1.17
Exercised	-	-	(5,624)	1.09
Forfeited	(362,111)	4.24	(344,241)	5.04

Outstanding on June 30,	4,144,913	3.57	4,186,085	4.66

Exercisable at June 30,	2,757,698	4.68	2,749,667	6.05

Employees, consultants and directors of company's subsidiaries [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of share options

	2023		2022
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	2,273,489	1.72	1,901,992	1.39
Granted	546,839	1.87	297,523	0.56
Exercised	-	-	(8,270)	0.20
Forfeited	(473,932)	3.15	(141,145)	7.95

Outstanding on June 30,	2,346,396	1.46	2,050,100	1.24

Exercisable at June 30,	1,390,561	0.94	1,209,005	1.02